General Information	12 Months Ended
Mar. 31, 2026
General Information [Abstract]
GENERAL INFORMATION
1	GENERAL INFORMATION

BrilliA Inc (the “Company”) was incorporated in the Cayman Islands on July 14, 2023 with registered office at WB Corporate Services (Cayman) Ltd., of P.O. Box 2775, 71 Fort Street, 3rd Floor, George Town, Grand Cayman KY1-1111, Cayman Islands while principal executive office of the Company at 51 Cuppage Road Unit 06-18, Singapore 229469.

The Company conducts its primary operations through its directly and indirectly held owned subsidiaries, namely 1.) Bra Pro Limited (“Bra Pro”), a company that is incorporated in the British Virgin Islands, which is principally engaged in engaged in sales and marketing of lingerie’s products, and 2.) PT Mirae Asia Pasifik (“MAP”), incorporated in Indonesia, which is principally engaged in fulfilling the execution of lingerie apparel product orders and offering design conception solutions related to these orders. The Company holds MAP via its wholly owned subsidiary BrilliA Holdings (Singapore) Pte. Ltd. (“BrilliA Singapore”), a company that is incorporated and domiciled in Singapore, which, as of the date of the report, is dormant

On June 11, 2025, the Company has incorporated a wholly-owned subsidiary, Bra Pro Private Limited, a private company limited by shares, which is incorporated in the Republic of Singapore, as of the date of the report, is dormant.

The group structure which represents the operating subsidiaries as of the reporting date is as follow:

Details of the Company and its subsidiaries (collectively, the “Group”) are shown in the table below:

Percentage of effective ownership
Name	Date of incorporation	Mar 31, 2026	Mar 31, 2025	Place of incorporation	Principal activities
		%	%
Held by the Company

Bra Pro Limited	December 14, 2011	99	99	British Virgin Islands	Sales and marketing of lingerie’s products
BrilliA Holdings (Singapore) Pte. Ltd.	December 5, 2023	100	100	Singapore	Investment holding

Bra Pro Private Limited	June 11, 2025	100	—	Singapore	Wholesale trade of a variety of goods

Held through BrilliA Holdings (Singapore) Pte. Ltd.

PT Mirae Asia Pasifik	December 8, 2015	99	99	Republic of Indonesia	Design, procurement & production management, and logistics management in ladies’ intimates supply chain solution services